                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                            ENDED MARCH 31, 1999

LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

KEMPER HIGH YIELD OPPORTUNITY FUND

KEMPER HIGH YIELD FUND II


                  "... Our largest sector weighting, media and
              telecommunications, did very well in the rally. ..."

                                                             [KEMPER FUNDS LOGO]

Contents
3
Economic Overview
5
Performance Update
7
Terms To Know
8
Portfolio Statistics
10
Portfolio of Investments
21
Financial Statements
23
Notes to Financial Statements
28
Financial Highlights
31
Shareholders' Meeting

AT A GLANCE
--------------------------------------------------------------------------------
KEMPER HIGH YIELD OPPORTUNITY
FUND TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 1999
(UNADJUSTED FOR ANY SALES CHARGE)

                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                                7.87
CLASS B                                                7.32
CLASS C                                                7.43
LIPPER HIGH CURRENT YIELD FUNDS CATEGORY AVERAGE*      5.74
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
KEMPER HIGH YIELD FUND II
TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE FOUR-MONTH PERIOD ENDED MARCH 31, 1999
(UNADJUSTED FOR ANY SALES CHARGE)

                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                                2.28
CLASS B                                                2.03
CLASS C                                                2.03
LIPPER HIGH CURRENT YIELD FUNDS CATEGORY AVERAGE*      5.74
--------------------------------------------------------------------------------

RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE PERFORMANCE. INVESTMENT RETURNS AND PRINCIPAL VALUES FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

*LIPPER ANALYTICAL SERVICES, INC. RANKINGS ARE BASED UPON CHANGES IN NET ASSET
 VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES AND, IF THEY HAD, RESULTS MAY HAVE BEEN LESS FAVORABLE. RANKINGS DO NOT INCLUDE KEMPER HIGH YIELD FUND II.

THE FUNDS MAY INVEST IN LOWER-RATED AND NON-RATED SECURITIES WHICH PRESENT GREATER RISK OF LOSS TO PRINCIPAL AND INTEREST THAN HIGHER-RATED SECURITIES.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
                                      AS OF     AS OF
                                     3/31/99   9/30/98
--------------------------------------------------------------------------------
    KEMPER HIGH YIELD OPPORTUNITY
    FUND CLASS A                      $9.12     $8.89
--------------------------------------------------------------------------------
    KEMPER HIGH YIELD OPPORTUNITY
    FUND CLASS B                      $9.11     $8.89
--------------------------------------------------------------------------------
    KEMPER HIGH YIELD OPPORTUNITY
    FUND CLASS C                      $9.12     $8.89
--------------------------------------------------------------------------------

                                      AS OF     AS OF
                                     3/31/99   11/30/98
--------------------------------------------------------------------------------
    KEMPER HIGH YIELD FUND II
    CLASS A                           $9.42      $9.50
--------------------------------------------------------------------------------
    KEMPER HIGH YIELD FUND II
    CLASS B                           $9.42      $9.50
--------------------------------------------------------------------------------
    KEMPER HIGH YIELD FUND II
    CLASS C                           $9.42      $9.50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER HIGH YIELD OPPORTUNITY
FUND RANKINGS AS 3/31/99*
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THE LIPPER CURRENT HIGH YIELD FUNDS CATEGORY

                 CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
    1-YEAR       #100 of       #135 of       #130 of
                266 funds     266 funds     266 funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------
THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUND AS OF MARCH 31, 1999.

     KEMPER HIGH YIELD
     OPPORTUNITY FUND    CLASS A  CLASS B  CLASS C
--------------------------------------------------------------------------------
    SIX-MONTH INCOME:    $.4075   $.3713   $.3704
--------------------------------------------------------------------------------
    SHORT-TERM CAPITAL
    GAIN                 $.0450   $.0450   $.0450
--------------------------------------------------------------------------------
    MARCH DIVIDEND:      $.0690   $.0628   $.0630
--------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:   9.08%    8.27%    8.29%
--------------------------------------------------------------------------------
    SEC YIELD+:           9.14%    8.72%    8.75%
--------------------------------------------------------------------------------

     KEMPER HIGH YIELD
          FUND II        CLASS A  CLASS B  CLASS C
--------------------------------------------------------------------------------
    SIX-MONTH INCOME:    $.2925   $.2696   $.2696
--------------------------------------------------------------------------------
    MARCH DIVIDEND:      $.0800   $.0746   $.0746
--------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:  10.19%    9.50%    9.50%
--------------------------------------------------------------------------------
    SEC YIELD+:           8.37%    8.03%    8.03%
--------------------------------------------------------------------------------

CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON MARCH 31, 1999. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED MARCH 31, 1999, SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH THE STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. YIELDS AND DISTRIBUTION RATES ARE HISTORICAL AND WILL FLUCTUATE.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS.

SILVIA HOLDS A BACHELOR'S DEGREE AND PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER INVESTMENTS, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.

SCUDDER KEMPER INVESTMENTS, THE INVESTMENT MANAGER FOR KEMPER FUNDS, IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $280 BILLION IN ASSETS FOR INSTITUTIONAL AND CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS. SCUDDER KEMPER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES.

DEAR KEMPER FUNDS SHAREHOLDER:

Throughout April, investor enthusiasm drove the market to its second milestone in a year -- the Dow Jones Industrial Average rose to 11,000 just a month after it broke 10,000 for the first time. But those gains don't tell the whole story -- investors in the first four months of the year have endured significant volatility. What drove the climb to 11,000 and what, at the same time, has led to investor anxiety?

  Driving the market, in part, was consumer confidence. In the first quarter of 1999, consumer spending surged 6.7 percent -- the largest rise in 11 years. The market's rise seems to have buoyed consumer confidence, which rose for the sixth consecutive month in April. And, the resilience of the economy has bolstered more optimistic expectations for the next six months.

  Inspiring consumer confidence also were the lowest levels of inflation in a generation. As measured by the consumer price index (CPI), inflation has been between 1 1/2 and 2 percent, compared to approximately 4 percent in the beginning of the 1990s and 10-12 percent in the beginning of the 1980s. Still, inflation worries have been seeping into the market. The growing conviction that Asian and Latin American economies are recovering is raising commodity prices, particularly oil. The price of West Texas Intermediate oil surged from less than $12 in February to almost $19 in early May. That alone almost guarantees a rise in the "headline" inflation rate this year, which is the rate of inflation as measured by the entire CPI. But it's important to note that the Federal Reserve Board looks primarily at the core inflation rate, which is the CPI minus food and energy -- and the core inflation rate looks as if it will remain low at about 2 percent this year.

  Also contributing to consumer confidence, short-term and long-term interest rates remained low over the first quarter, and can be expected to remain so. Today's Fed policy is reactive, not proactive, which means that the Fed tends to respond to inflation only when it picks up. Consequently, we expect no changes in short-term interest rates during May and June, and there's only a small chance that the Fed will raise interest rates in the second half of the year. Moreover, the federal budget surplus continues to benefit from good revenue gains (which are based on good income gains, especially from households), good capital gains and continued restraint in federal spending. The surplus this year is expected to approach $100 billion.

  Such a positive environment is exactly what poses risk for investors, and is key to understanding recent volatility in the market. A stronger economy has the potential to feed inflation fears and drive up interest rates. Events on April 30 illustrated the domino effect of investors reacting to positive economic news, which they consider troubling at this point, more than eight years into the economic expansion. The steady stream of positive economy's news prompted a sell-off in the markets based on fears that the strong pace of economic growth will eventually lead to higher inflation. The benchmark 30-year Treasury bond fell nearly 2 points (close to $20 for a bond with a $1,000 face amount) as the yield shot up to 5.657 percent. It was the biggest one-day plunge in bonds in two months. Bonds, in turn, pulled stocks lower.

  Where can we expect to go from here? The fundamentals by which we judge the health of the economy suggested continued growth as we moved into the second quarter of 1999. For example, the gross domestic product (GDP), the value of all goods and services produced in the U.S., rose at an annual rate of 4.5 percent in the first quarter, following a tremendous fourth-quarter surge of 6 percent. This is very much in line with what we've grown accustomed to over the past year -- over the four quarters of 1998, the U.S. economy expanded by 4.3 percent. Some people aren't surprised at all by strong GDP growth that once would have alarmed them. That's partially because we've grown accustomed to a strong economy in the past three or four years. But it's also because we've been able to absorb growth without driving up inflation. That's important for investors. If prices were rising as the economy was growing, the Fed would most likely raise short-term interest rates, which would change the financial market outlook. But again, that isn't happening right now.

  However, we do see some vulnerability. Trade is a weak spot in the economy right now. Exports of U.S. goods and services dropped in the first quarter while imports soared. This reflects the fact that the U.S. is one of the few countries financially fit enough to buy goods produced elsewhere in the world. But for as long as less vibrant international economies are unable to buy U.S. goods, the profitability of U.S. companies trying to export will be challenged.

  When you think about it, vulnerability in regard to the international economy is nothing new. Globally, the outlook is slightly more positive than it was a few months ago. For example, the European markets are slowing down, which will most likely lead to the central bank lowering interest rates in order to boost domestic spending. In many countries in Europe, there are no fixed-rate mortgages, only adjustable-rate mortgages. When interest rates go down, mortgages are reduced and homeowners

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.

    THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.

                                  [BAR GRAPH]

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.
(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.
(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.
(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.
(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.
(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.
*DATA AS OF MARCH 31, 1999.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

spend money elsewhere. This has a huge impact on consumer spending, and will help European equities in the long term. Additionally, the situation in Japan remains unchanged. And, problems in the emerging markets haven't had the negative impact many people expected -- both the Mexican and Brazilian stock markets have actually risen in the past two months.
  But don't forget that international crises have the potential to affect the U.S. markets drastically. An increase in military spending on Kosovo by the 11 European Monetary Union (EMU) countries could force them to spend less in other areas, which could have economic implications, including higher interest rates. That's because many European countries have small economies and little leeway in their budgets. Consequently, those countries finance unplanned military expenditures by selling government bonds -- which, in Europe's small bond market, typically raises interest rates.
  The international situation alone, however, is by no means an indicator of a U.S. slowdown -- and without any such indications, complacency may be our greatest concern. It's easy to look at the current economic situation and behave as if no risk exists. But when you see the market soaring and are tempted to jump in, note that the bull market grew to records on the strength of just a few dozen stocks, while most other stock prices were flat or actually declined.
  In summary, there are concerns that the current economy is unsustainable and we soon could see an abrupt end. In many cases, however, people are looking for a slowdown because they are fearful growth will drive up inflation -- these are particularly older investors who are accustomed to inflation accompanying growth. But we currently just don't see the pressure toward inflation at all, so there's no reason to want a slowdown. The best approach now, as in any market, is to diversify and invest for the long term.
  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ JOHN E. SILVIA

John E. Silvia

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF DR. JOHN SILVIA AS OF MAY 5, 1999, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

TO OBTAIN A KEMPER FUNDS PROSPECTUS, DOWNLOAD ONE FROM WWW.KEMPER.COM, TALK TO YOUR FINANCIAL REPRESENTATIVE OR CALL SHAREHOLDER SERVICES AT (800) 621-1048. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE Update

[RESIS PHOTO]

HARRY RESIS JOINED SCUDDER KEMPER INVESTMENTS, INC. IN 1988 AND IS A MANAGING DIRECTOR. HE IS CO-LEAD PORTFOLIO MANAGER OF KEMPER HIGH YIELD OPPORTUNITY FUND AND KEMPER HIGH YIELD FUND II AND IS RESPONSIBLE FOR THE TRADING ACTIVITY FOR KEMPER'S HIGH-YIELD FUNDS.

[MCNAMARA PHOTO]

MICHAEL MCNAMARA JOINED THE ORGANIZATION IN 1972 AND IS A MANAGING DIRECTOR. HE IS CO-LEAD PORTFOLIO MANAGER OF KEMPER HIGH YIELD OPPORTUNITY FUND AND KEMPER HIGH YIELD FUND II AND DIRECTS ALL FIXED-INCOME RESEARCH AT SCUDDER KEMPER.

[DOYLE PHOTO]

DAN DOYLE IS A PORTFOLIO MANAGER OF KEMPER HIGH YIELD OPPORTUNITY FUND AND KEMPER HIGH YIELD FUND II. HE HAS BEEN INVOLVED WITH KEMPER HIGH YIELD FUND IN BOTH RESEARCH AND TRADING SINCE 1986 AND IS A SENIOR TRADER FOR THE FUND.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

ONE OF KEMPER'S NEWEST HIGH-YIELD OFFERINGS, KEMPER HIGH YIELD OPPORTUNITY FUND, HAD AN EXCEPTIONAL SIX-MONTH PERIOD FROM OCTOBER 1, 1998 THROUGH MARCH 31, 1999. AND SINCE ITS INCEPTION ON NOVEMBER 30, 1998, KEMPER HIGH YIELD FUND II HAS MADE STRONG STRIDES TO PROVE ITSELF IN A CROWDED FIELD OF HIGH-YIELD FUNDS. BOTH FUNDS BENEFITED FROM THE PERIOD'S BENIGN INFLATION, BUT MORE IMPORTANTLY, FROM THE CONFIDENCE THAT RESULTED FROM A SERIES OF FEDERAL RESERVE BOARD RATE CUTS IN THE FALL OF 1998. PORTFOLIO MANAGERS HARRY RESIS, MICHAEL MCNAMARA AND DAN DOYLE TAKE THIS OPPORTUNITY TO GIVE THEIR INSIGHT TO THE HIGH-YIELD MARKET OCTOBER 1, 1998, THROUGH MARCH 31, 1999, AND EXPLAIN HOW THEY MANAGED THE FUNDS DURING THIS PERIOD.

Q

      PLEASE PUT THE SIX-MONTH PERIOD IN CONTEXT OF THE GENERAL ECONOMY FOR OUR SHAREHOLDERS.

A
      There's a rather clear picture to paint for these six months because of certain events that defined its beginning. We're talking about the Federal Reserve Board (the Fed) cutting rates three times in the second half of 1998 -- September 29, October 15 and November 17. The high-yield market bottomed out with the October 15 easing (see Terms to Know), and has rallied ever since.

Q

      WHY WOULD THE FED'S RATE CUTS SPUR A RALLY?

A
      When the Fed lowers the Federal Fund's rate (see Terms to Know), it is making money less expensive to borrow. This affects business and consumers similarly. For instance, a cut in the Fed funds rate typically trickles down to lower mortgage rates, so more people are likely to purchase homes because borrowing the money to do so is not as expensive. Similarly, corporations are more likely to borrow money to expand their businesses.

  Both of these actions have far-reaching effects on the economy. When you buy a new house, that helps the housing business, which positively affects many other industries. A corporation that expands its business employs more people or invests in new buildings, technology and so forth, helping to boost those industries. The bottom line is the simple act of cutting the borrowing rate, the Fed funds rate, creates confidence in the markets.

Q

      BUT HOW DOES THAT AFFECT THE HIGH-YIELD MARKET?

A
      A stronger economy, one in which consumers have confidence, is a signal for investors. It signals that the risk they are taking in investing in a high-yield issue as opposed to a government bond, may be less than it would be if the economy were on shaky ground. The rally validated the belief that the economy was not going into a recession. Investors tend to be willing to take on more risk in such an environment.

  The strength of the economy also hurt the Treasury market, which in turn, generally means an improvement in the other areas of the bond market, both high-yield bonds and investment-grade corporate bonds. Back in August 1998, it looked like

PERFORMANCE UPDATE


we'd seen the worst of the Asian financial crisis, which began in July 1997, but we were facing a new and unexpected financial crisis in Russia. Throughout those two events, the high-yield market struggled while the U.S. Treasury market soared as investors worldwide sought safety in government bonds. This phenomenon is called a "flight to quality." For the past six months, we've been witnessing the unwinding of the flight to quality as our domestic economy has survived the global crises. Treasury prices, therefore, have dropped and their yields have risen. In such an environment, high-yield bonds are attractive.

Q     THE HIGH-YIELD MARKET WAS CHALLENGED DURING THE ASIAN AND RUSSIAN CRISES.
WHY DID IT NOT REACT THE SAME TO THE BRAZILIAN FINANCIAL CRISES THAT HIT IN MID-JANUARY?

A     Crisis can be good if you learn from it. We learned, the market learned, particularly from Russia. The market reacted rationally in January to the Brazilian problems.

Q     WHAT AFFECT HAS THE CONTINUING CONFLICT IN KOSOVO HAD ON
THE MARKETS?

A     What hurts the markets are the unknowns. What is known is usually a non-event. The conflict in Kosovo has been brewing for a long time, and we don't expect it to have much effect on the markets.

Q     MOVING ON TO THE STRONG PERFORMANCE OF KEMPER HIGH YIELD OPPORTUNITY FUND
FOR THE REPORTING PERIOD OCTOBER 1, 1998 THROUGH MARCH 31, 1999, THE FUND RETURNED 7.87 PERCENT (CLASS A SHARES, UNADJUSTED FOR ANY SALES CHARGE) AGAINST ITS LIPPER PEER GROUP AVERAGE OF 5.74 PERCENT. TO WHAT DO YOU ATTRIBUTE THE OUTPERFORMANCE?

A     Our largest sector weighting, media and telecommunications, did very well in the rally. Merger and acquisition activity among these companies spurred the performance of this sector.

      Another sector that did well was cyclicals, in which the fund has a heavy weighting. Cyclical bonds are those within industries whose earnings tend to rise quickly when the economy strengthens and fall quickly when the economy weakens. Examples of cyclical industries are housing, automobiles and paper companies. The performance of noncyclical industries such as food, insurance and drugs is normally not as directly affected by economic changes.

Q     BECAUSE KEMPER HIGH YIELD OPPORTUNITY FUND'S INVESTMENT OBJECTIVE IS TOTAL
RETURN THROUGH HIGH CURRENT INCOME AND CAPITAL APPRECIATION, YOU HAVE THE FLEXIBILITY TO INVEST IN EQUITY SECURITIES AND TO USE LEVERAGE (SEE TERMS TO
KNOW) TO ENHANCE TOTAL RETURN. HAVE YOU TAKEN ADVANTAGE OF THESE ADDITIONAL
TOOLS?

A     During this past six-month period, and really during the life of the fund, we have not taken full advantage of the fund's ability to invest in stocks of high-yield issuers. These stocks tend to be small-cap (see "market capitalization" in Terms to Know), an area that has been out-of-favor and not experiencing the same growth as the stocks of large-cap companies. We haven't seen the buying opportunities for stocks that we had hoped for, but that certainly has not hampered the fund's total return. It's our experience that sometimes in our investigation of a high-yield bond, our research team determines that while the bond is not the right fit for our fund, the stock in the issuer might be. We're very selective about the equities we add to the fund, and we're not going to soften that stance just to give the fund a short-term performance boost. We think long-term in our choices for all our funds.

      Leverage is another total return-enhancing tool, and one that we have used carefully in order to aid long-term total return.

      We anticipate both these tools -- stocks and leverage -- to be of more use in the coming months.

Q     KEMPER HIGH YIELD FUND II WAS ADDED TO KEMPER'S HIGH-YIELD OFFERINGS
NOVEMBER 30, 1998 AND HAS RETURNED 2.28 PERCENT (CLASS A SHARES, CUMULATIVE, UNADJUSTED FOR ANY SALES CHARGE) IN THAT FOUR-MONTH PERIOD. HOW HAVE YOU MANAGED THE FUND THUS FAR?

A     While we're pleased with the performance of the first few months of Kemper
High Yield Fund II's life, we have a lot planned for the fund. We've attracted many shareholders to this new fund, and we are busy looking for the best possible high-yield bonds to add to its portfolio to pursue the fund's objective, which is to achieve a high level of current income consistent with reasonable risk.

      We're enjoying the challenge of building a fund from scratch. It gives us a chance to take a fresh approach to our investments, and build a long-term, well-structured fund. In doing so, we will be building a fund that is managed in a similar fashion and has the same philosophy as the larger Kemper High Yield Fund.

PERFORMANCE UPDATE

Q     WHAT IS YOUR OUTLOOK FOR THE HIGH-YIELD SECTOR AND FOR KEMPER HIGH YIELD
FUND II AND KEMPER HIGH YIELD OPPORTUNITY FUND?

A     Our strategy remains the same. We continue to concentrate the fund in the
"B" rated issues, which for the first quarter of 1999, the second half of the fund's reporting period, returned 9.64 percent versus the higher-tier sector, the "BB" quality issues, which returned 5.37 percent, according to Donaldson, Lufkin & Jenrette (footnote or endnote: page 54, LEVERAGED FINANCE RESEARCH dated: week ending April 8, 1999).

      We'll continue to increase our paper and forest product holdings and consumer durables as the outlook for these sectors is good considering the strength of the economy. Meanwhile, we expect to keep our homebuilders weighting equal to that of the high-yield industry. We also began to limit the funds' holdings in health-care companies because of a negative outlook for Medicare and price declines among nursing home issuers.

      In general, we're optimistic about the high-yield market. Inflation continues to be benign, first quarter 1999 corporate earnings were strong, and we expect that to continue.

TERMS TO KNOW
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN A fund's total return expressed as an annualized average, adjusted for the maximum sales charge for Class A shares or the applicable contingent deferred sales charge in effect at the end of the period for Class B and C shares.

BOND RALLY A sharp, short-lived rise in bond values after a period of either little movement or falling values.

CYCLICAL ISSUES Bonds within industries whose earnings tend to rise quickly when the economy strengthens and fall quickly when the economy weakens. Examples are housing, automobiles and paper companies. The performance of noncyclical industries such as food, insurance and drugs is normally not as directly affected by economic changes.

EASE Occurs when the Federal Reserve Board of Governors changes monetary policy by decreasing the federal funds rate.

FEDERAL FUNDS (Fed funds) Commercial banks are required to keep these funds on deposit at the Federal Reserve Bank in their district. In order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed funds market." The interest rate on these loans is called the "Fed funds rate" and is the key money market rate that influences all other short-term rates.

FEDERAL FUNDS RATE The interest rate banks charge each other for overnight loans that are needed to meet reserve requirements. Often considered the most sensitive indicator of the direction of interest rates.

HIGH-YIELD BONDS Issued by companies, often without long track records of sales and earnings, or by those with questionable credit strength and pay a higher yield to investors to help compensate for their greater risk of loss to principal and interest. High-yield bonds carry a credit rating of BB or lower from either Moody's or Standard & Poor's bond rating services and are considered to be "below investment grade" by these rating agencies. Such bonds may also be unrated. The bonds present greater risk to principal and income than higher quality bonds.

LEVERAGE The use of borrowed assets by a business to enhance the return of the owner's equity. The expectation is that the interest rate charged will be lower than the earnings made on the money. However, leveraging may also increase fund's volatility.

MARKET CAPITALIZATION A measure of the size of a publicly traded company, as determined by multiplying the current price by the number of shares outstanding. The market capitalization of a company has bearing on its perceived earnings potential and risk. Small cap companies (less than $1 billion) may present the potential for greater growth than larger, more established companies. On the other hand, the stock of small cap companies may be expected to be more volatile and therefore greater risk to capital.

U.S. TREASURIES These debt securities are issued by the U.S. Treasury and include Treasury bills, Treasury bonds and Treasury notes. They are considered the safest of all securities. Their safety rests in the power of the U.S. government to obtain tax revenues to repay its obligations, and in its historical record of always having done so.

PORTFOLIO STATISTICS

KEMPER HIGH YIELD OPPORTUNITY FUND

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*                  ON 3/31/99              ON 9/30/98
--------------------------------------------------------------------------------
    BONDS                                  96%                     96%
--------------------------------------------------------------------------------
    PREFERRED AND COMMON STOCK              4                      --
--------------------------------------------------------------------------------
    CASH EQUIVALENTS                       --                       4
--------------------------------------------------------------------------------
                                          100%                    100%

                                       [PIE CHART]             [PIE CHART]
                                        ON 3/31/99              ON 9/30/98

--------------------------------------------------------------------------------
QUALITY                                 ON 3/31/99              ON 9/30/98
--------------------------------------------------------------------------------
    BB                                     14%                      9%
--------------------------------------------------------------------------------
    B                                      71                      74
--------------------------------------------------------------------------------
    OTHER                                  14                      16
--------------------------------------------------------------------------------
    NOT RATED                               1                       1
--------------------------------------------------------------------------------
                                          100%                    100%

                                       [PIE CHART]             [PIE CHART]
                                        ON 3/31/99              ON 9/30/98

--------------------------------------------------------------------------------
YEARS TO MATURITY                       ON 3/31/99              ON 9/30/98
--------------------------------------------------------------------------------
    1-10                                   93%                     91%
--------------------------------------------------------------------------------
    11-20                                   3                       7
--------------------------------------------------------------------------------
    21+ YEARS                              --                       2
--------------------------------------------------------------------------------
    CASH EQUIVALENTS                        4                      --
--------------------------------------------------------------------------------
                                          100%                    100%

                                       [PIE CHART]             [PIE CHART]
                                        ON 3/31/99              ON 9/30/98

* PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PORTFOLIO STATISTICS

KEMPER HIGH YIELD FUND II

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*             ON 3/31/99          On 9/30/98
-------------------------------------------------------------------------------
    BONDS                              78%
-------------------------------------------------------------------------------
    U.S. TREASURIES                    22
-------------------------------------------------------------------------------
                                      100%

                                  [PIE CHART]          [PIE CHART]
                                   ON 3/31/99

-------------------------------------------------------------------------------
QUALITY                            ON 3/31/99          On 9/30/98
-------------------------------------------------------------------------------
    AAA                                21%
-------------------------------------------------------------------------------
    BB                                 14
-------------------------------------------------------------------------------
    B                                  55
-------------------------------------------------------------------------------
    OTHER                               6
-------------------------------------------------------------------------------
    NOT RATED                           4
-------------------------------------------------------------------------------
                                      100%

                                  [PIE CHART]          [PIE CHART]
                                   ON 3/31/99

-------------------------------------------------------------------------------
YEARS TO MATURITY                  ON 3/31/99          On 9/30/98
-------------------------------------------------------------------------------
    1-10                               99%
-------------------------------------------------------------------------------
    11-20                               1
-------------------------------------------------------------------------------
    21+ YEARS                          --
-------------------------------------------------------------------------------
                                      100%

                                  [PIE CHART]          [PIE CHART]
                                   ON 3/31/99

* PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

KEMPER HIGH YIELD OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS AT MARCH 31, 1999 (UNAUDITED)
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
    CORPORATE OBLIGATIONS--96.2%                                                               PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------------
    BASIC INDUSTRY--15.0%                  California Steel, Corp., 8.50%, 2009                    $   100        $   101
                                           Dimac Corp., 12.50%, 2008                                   120            102
                                           Doman Industries, Ltd.
                                           8.75%, 2004                                                 130             84
                                           9.25%, 2007                                                 110             66
                                           Gaylord Container Corp.
                                           9.75%, 2007                                                 190            185
                                           9.875%, 2008                                                370            326
                                           Hines Horticulture, Inc., 11.75%, 2005                      200            217
                                           Huntsman Polymer Corp., 11.75%, 2004                        200            213
                                           MMI Products, Inc., 11.25%, 2007                            300            319
                                           Metal Management, Inc., 10.00%, 2008                        100             65
                                           Metals USA, Inc., 8.625%, 2008                              135            131
                                           Millar Western Forest Products, Ltd., 9.875%, 2008          200            178
                                           NL Industries, Inc., 11.75%, 2003                           210            223
                                           Norampac, Inc., 9.50%, 2008                                 250            259
                                           Packaging Corporation of America, 9.625%, 2009              100            100
                                           Plainwell, Inc. 11.00%, 2008                                320            249
                                           Renco Steel Holdings Co., 10.875%, 2005                     300            261
                                           Riverwood International Corp.
                                           10.25%, 2006                                                 40             41
                                           10.625%, 2007                                               440            464
                                           10.875%, 2008                                               320            310
                                           Stone Container Corp.
                                           12.25%, 2002                                                100            100
                                           11.50%, 2006                                                500            540
                                           Tembec Industries, 8.625%, 2009                             100            102
                                           Terra Industries, Inc.
                                           10.75%, 2003                                                140            140
                                           10.50%, 2005                                                100             97
                                           Texas Petrochemicals Corp., 11.125%, 2006                   600            564
                                           United Rentals, Inc., 9.25%, 2009                           900            909
                                           Wells Aluminum Corp., 10.125%, 2005                         100             98
                                           -------------------------------------------------------------------------------
                                                                                                                    6,444
--------------------------------------------------------------------------------------------------------------------------
    CAPITAL GOODS--11.1%                   Allied Waste Industries, 7.625%, 2006                       350            340
                                           Axiohm Transaction Solutions, Inc., 9.75%, 2007             200            182
                                           BE Aerospace, Inc., 9.50%, 2008                             400            425
                                           Congoleum Corp., 8.625%, 2008                               310            301
                                           Consumers International, 10.25%, 2005                       200            210
                                           DeCrane Aircraft Holdings, Inc., 12.00%, 2008               230            232
                                           Falcon Buildings Products, Inc., 9.50%, 2007                300            276
                                           Graham Packaging Co.
                                           8.75%, 2008                                                 240            238
                                       (b) 10.75%, 2009                                                260            182
                                       (b) Grove Holdings, L.L.C., 11.625%, 2009                       100             36
                                           Grove Investors, PIK, 14.50%, 2010                          111             73
                                           Impac Group, Inc., 10.125%, 2008                            260            257
                                           Integrated Electrical Services, Inc., 9.375%, 2009          410            419
                                           Kevco, Inc., 10.375%, 2007                                  265            140
                                           Nortek, Inc.
                                           9.875%, 2004                                                 90             94
                                           8.875%, 2008                                                100            103
                                           Printpack, Inc., 10.625%, 2006                              100             93
                                       (b) SF Holdings Group, Inc., 12.75%, 2008                       200             48


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------------
                                           Terex Corp., 8.875%, 2008                               $   400        $   388
                                           Transdigm, Inc., 10.375%, 2008                              420            418
                                           Werner Holdings, Inc., 10.00%, 2007                         300            300
                                           -------------------------------------------------------------------------------
                                                                                                                    4,755
--------------------------------------------------------------------------------------------------------------------------
    COMMUNICATIONS--23.1%                  Allegiance Telecom, Inc.
                                       (b) 11.75%, 2008                                                710            447
                                           12.875%, 2008                                               140            155
                                           American Cellular Corp., 10.50%, 2008                       300            314
                                           Birch Telecom, Inc., 14.00%, with warrants, 2008            200            182
                                       (b) Call-Net Enterprises
                                           13.25%, 2004                                                 40             40
                                           8.94%, 2008                                                 150             99
                                           Centennial Cellular, 10.75%, 2008                            70             74
                                       (b) Comunicacion Celular, zero coupon, 2005                     100             66
                                       (b) Crown Castle International, Corp., 10.625%, 2007            375            259
                                           Esprit Telecom Group, PLC
                                           11.50%, 2007                                                330            350
                                           10.875%, 2008                                               110            114
                                           Global Crossing Holdings, Ltd., 9.625%, 2008                390            434
                                           Global Telesystems Group, 9.875%, 2005                      230            229
                                       (b) ICG Holdings, Inc., 13.50%, 2005                            410            359
                                           Impsat Corp., 12.375%, 2008                                 155            139
                                           Intermedia Communications of Florida, Inc.
                                       (b) 12.50%, 2006                                                 30             26
                                           8.875%, 2007                                                175            178
                                       (b) KMC Telecom Holdings, Inc., 12.50%, with warrants, 2008     360            196
                                           Level 3 Communications, Inc., 9.125%, 2008                  300            303
                                           Long Distance International, Inc., 12.25%, with
                                             warrants, 2008                                            100             65
                                           McLeod USA, Inc., 9.25%, 2007                               280            293
                                           Metronet Communications
                                       (b) 10.75%, 2007                                                150            121
                                       (b) 9.95%, 2008                                                 125             97
                                           10.625%, 2008                                               100            116
                                       (b) Millicom International Cellular, S.A., 13.50%, 2006         160            118
                                           Netia Holdings
                                           10.25%, 2007                                                 50             47
                                       (b) 11.25%, 2007                                                475            323
                                       (b) Nextel Communications, Inc.
                                           9.75%, 2004                                                 135            140
                                           9.75%, 2007                                                 120             86
                                           10.65%, 2007                                                655            481
                                           Nextlink Communications, Inc.
                                           12.50%, 2006                                                 80             88
                                           9.45%, 2008                                                  40             26
                                           10.75%, 2008                                                130            140
                                       (b) Pinnacle Holdings, Inc., 10.00%, 2008                       150             90
                                           Price Communications Wireless, Inc., 9.125%, 2006           180            187
                                           Primus Telecommunications Group, Inc.
                                           11.75%, 2004                                                510            527
                                           9.875%, 2008                                                 10             10
                                           11.25%, 2009                                                100            103
                                       (b) PTC International Finance, 10.75%, 2007                     120             86
                                           RCN Corp.
                                           10.00%, 2007                                                120            123
                                       (b) 11.00%, 2008                                                100             61


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



--------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------------
                                           Rogers Cantel Mobile Communications, Inc.
                                           9.375%, 2008                                            $   100        $   109
                                           9.75%, 2016                                                 170            195
                                           Satelites Mexicanos, S.A. de C.V., 10.125%, 2004            110             90
                                       (b) SBA Communications Corp., 12.00%, 2008                      110             68
                                       (b) Spectrasite Holdings, Inc., 12.00%, 2008                    430            267
                                           Teligent, Inc.
                                           11.50%, 2007                                                 50             48
                                       (b) 11.50%, 2008                                                200            106
                                       (b) Triton Communications, L.L.C., 11.00%, 2008               1,460            861
                                           US Xchange, L.L.C., 15.00%, 2008                            110            116
                                           USA Mobile Communications Holdings, Inc., 14.00%, 2004      110            114
                                           Versatel Telecom, 13.25%, with warrants, 2008               250            281
                                           Viatel, Inc.
                                           11.25%, 2008                                                250            255
                                       (b) 12.50%, 2008                                                130             80
                                           Winstar Communications, 15.00%, 2007                         10              9
                                           Winstar Equipment II, 12.50%, 2004                           20             20
                                           -------------------------------------------------------------------------------
                                                                                                                    9,911
--------------------------------------------------------------------------------------------------------------------------
    CONSUMER CYCLICAL--14.4%           (b) AMF Bowling Worldwide, Inc., 12.25%, 2006                   145             84
                                           Avondale Mills, Inc., 10.25%, 2006                          154            160
                                           Cinemark USA, Inc.
                                           8.50%, 2008                                                 100             98
                                           9.625%, 2008                                                100            103
                                           Circus Circus Enterprises, Inc., 9.25%, 2005                160            167
                                           Cole National Group, Inc.
                                           9.875%, 2006                                                130            135
                                           8.625%, 2007                                                230            227
                                           Corporate Express, Inc., 4.50%, 2000                        300            266
                                           Dyersburg Corp., 9.75%, 2007                                200            140
                                           Finlay Enterprises, Inc., 9.00%, 2008                        60             56
                                           Finlay Fine Jewelry Corp., 8.375%, 2008                     740            725
                                           Fruit of the Loom, Inc., 8.875%, 2006                       200            201
                                           Galey & Lord, Inc., 9.125%, 2008                            160            124
                                           IMAX Corp., 7.875%, 2005                                    200            197
                                           Imperial Home Decor Group, Inc., 11.00%, 2008               180            146
                                           Iron Age Corp.
                                           9.875%, 2008                                                 80             58
                                       (b) 12.125%, 2009                                               100             29
                                           J. Crew Group, Inc.
                                           10.375%, 2007                                               100             95
                                       (b) 13.50%, 2008                                                120             60
                                           Kindercare Learning Centers, Inc., 9.50%, 2009              400            403
                                           La Petite Academy, Inc., 10.00%, 2008                       300            294
                                           Mohegan Tribal Gaming Authority, 8.75%, 2009                200            208
                                           MTS, Inc., 9.375%, 2005                                     140            133
                                           National Vision Association, Ltd., 12.75%, 2005             320            333
                                           Pamida Holdings Corp., 11.75%, 2003                         300            272
                                           Phillips-Van Heusen Corp., 9.50%, 2008                      200            200
                                           Players International, Inc., 10.875%, 2005                  220            233
                                           Protection One, Inc., 8.125%, 2009                          100            101
                                           Regal Cinemas, Inc.
                                           9.50%, 2008                                                 270            275
                                           8.875%, 2010                                                 70             68
                                           Speciality Retailers, Inc.
                                           8.50%, 2005                                                  60             53
                                           9.00%, 2007                                                 180            140


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



--------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------------
                                       (b) Spincycle, Inc., 12.75%, 2005                           $   350        $   147
                                           United Artists Theatre Circuit, Inc., 9.75%, 2008           290            238
                                           -------------------------------------------------------------------------------
                                                                                                                    6,169
--------------------------------------------------------------------------------------------------------------------------
    CONSUMER NON-CYCLICAL--10.2%
                                           Abbey Healthcare Group, Inc., 9.50%, 2002                   470            465
                                           Advantica Restaurant Group, Inc., 11.25%, 2008              760            777
                                           AFC Enterprises, Inc., 10.25%, 2007                         510            543
                                           Agrilink Foods, Inc., 11.875%, 2008                         200            215
                                       (b) ALARIS Medical Systems, Inc., 11.125%, 2008                 370            222
                                           Doskocil Manufacturing Co., 10.125%, 2007                   140            108
                                           Grupo Azucarero Mexico, S.A. de C.V., 11.50%, 2005           70             24
                                           Hedstrom Corp., 10.00%, 2007                                210            174
                                           Jafra Cosmetics International, Inc., 11.75%, 2008           140            125
                                           Magellan Health Services, Inc., 9.00%, 2008                 170            147
                                       (b) Mariner Post-Acute Network, Inc., 10.50%, 2007              510             82
                                           Mastellone Hermanos, S.A., 11.75%, 2008                      90             78
                                           Paracelsus Healthcare Corp., 10.00%, 2006                    90             61
                                           Perkins Family Restaurants, L.P., 10.125%, 2007             510            548
                                       (b) Restaurant Co., 11.25%, 2008                                180            113
                                           Scovill Fasteners, Inc., 11.25%, 2007                        50             37
                                           Sealy Mattress Co.
                                           9.875%, 2007                                                110            109
                                       (b) 10.875%, 2007                                               670            429
                                           Simmons Co., 10.25%, 2009                                   100            103
                                           Vencor, Inc., 9.875%, 2005                                  120             20
                                           -------------------------------------------------------------------------------
                                                                                                                    4,380
--------------------------------------------------------------------------------------------------------------------------
    ENERGY--2.3%                           Forest Oil Corp., 10.50%, 2006                              100            103
                                           Gulfmark Offshore, Inc., 8.75%, 2008                        160            148
                                           Mariner Energy, Inc., 10.50%, 2006                          270            227
                                           Ocean Energy, Inc., 10.375%, 2005                            50             52
                                           Pacalta Resources, Ltd., 10.75%, 2004                       190            192
                                           Ram Energy, 11.50%, 2008                                    100             60
                                           RBF Falcon Finance Corp.
                                           11.00%, 2006                                                100            105
                                           11.375%, 2009                                               100            106
                                           -------------------------------------------------------------------------------
                                                                                                                      993

--------------------------------------------------------------------------------------------------------------------------
    FINANCE--1.2%                          American Banknote Corp., 11.25%, with warrants, 2007        100             30
                                           HMH Properties, Inc., 7.875%, 2008                          310            298
                                           Intertek Finance, PLC, 10.25, 2006                          200            196
                                           -------------------------------------------------------------------------------
                                                                                                                      524
--------------------------------------------------------------------------------------------------------------------------
    MEDIA--16.4%                           Avalon Cable Holdings, Inc.
                                           9.375%, 2008                                                100            105
                                       (b) 11.875%, 2008                                               200            131
                                           Bresnan Communications Co., L.P.
                                           8.00%, 2009                                                 100            103
                                       (b) 9.25%, 2009                                                 100             68
                                       (b) Capstar Broadcasting Corp., 12.75%, 2009                    110             94
                                           Chancellor Media Corp.
                                           8.125%, 2007                                                 70             71
                                           8.00%, 2008                                                 130            135
                                           9.00%, 2008                                                 100            106
                                           Charter Communications Holdings, L.L.C.
                                           8.25%, 2007                                                 360            368
                                       (b) 9.92%, 2011                                                 410            264


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------------
                                           CSC Holdings, Inc.
                                           9.25%, 2005                                             $   100        $   107
                                           8.125%, 2009                                                 54             58
                                           10.50%, 2016                                                 60             71
                                       (b) Diamond Cable Communications, PLC
                                           13.25%, 2004                                                230            238
                                           11.75%, 2005                                                 50             44
                                           10.75%, 2007                                                200            156
                                       (b) Diva Systems Corp., 12.625%, with warrants, 2008            500            167
                                           EchoStar DBS Corp.
                                           9.25%, 2006                                                 250            259
                                           9.375%, 2009                                                200            208
                                           Falcon Holdings Group, L.P.
                                           8.375%, 2010                                                270            271
                                       (b) 9.285%, 2010                                                 70             48
                                           Frontiervision Capital Corp.
                                           11.00%, 2006                                                100            112
                                       (b) 11.875% 2007                                                100             86
                                           Interep National Radio Sales, Inc., 10.00%, 2008            200            210
                                           Metromedia Fiber Network, Inc., 10.00%, 2008                810            871
                                           Mediacom, L.L.C., 8.50%, 2008                               315            320
                                           NTL, Inc.
                                           11.50%, 2008                                                295            332
                                       (b) 12.375%, 2008                                                50             34
                                           Outdoor Systems, Inc.
                                           9.375%, 2006                                                 70             76
                                           8.875%, 2007                                                130            139
                                       (b) PX Escrow, 9.625%, 2006                                     370            215
                                       (b) Radio Unica Corp., 11.75%, 2006                             160             90
                                           SFX Entertainment, Inc., 9.125%, 2008                       200            203
                                           Sinclair Broadcasting Group, Inc., 8.75%, 2007              100            101
                                           Star Choice, 13.00%, with warrants, 2005                     50             53
                                           TeleWest Communications, PLC
                                           9.625%, 2005                                                 60             64
                                       (b) 11.00%, 2007                                                 95             84
                                           11.25%, 2008                                                140            163
                                           Transwestern Publishing Co., L.L.C
                                           9.625%, 2007                                                340            355
                                       (b) 11.875%, 2008                                               310            217
                                       (b) 21st Century Telecommunications, Inc., 12.25%,
                                             with warrants, 2008                                       220             78
                                       (b) United International Holdings, Inc., 10.75%, 2008           200            136
                                           -------------------------------------------------------------------------------
                                                                                                                    7,011
--------------------------------------------------------------------------------------------------------------------------
    TECHNOLOGY--.8%                        PSINet, Inc.
                                           10.00%, 2005                                                120            127
                                           11.50%, 2008                                                180            203
                                           -------------------------------------------------------------------------------
                                                                                                                      330
--------------------------------------------------------------------------------------------------------------------------
    TRANSPORTATION--1.7%                   Petro Stopping Centers, 10.50%, 2007                        200            215
                                           Travelcenters America, 10.25%, 2007                         500            522
                                           -------------------------------------------------------------------------------
                                                                                                                      737
                                           -------------------------------------------------------------------------------
                                           TOTAL CORPORATE OBLIGATIONS--96.2%
                                           (Cost: $42,385)                                                         41,254
                                           -------------------------------------------------------------------------------



PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
    COMMON AND PREFERRED STOCK--3.8%                                                           NUMBER OF SHARES    VALUE
--------------------------------------------------------------------------------------------------------------------------
                                           Crown American Realty Trust, preferred                    2,210        $   106
                                           Dobson Communications, PIK, preferred                       153            144
                                       (a) Eagle-Picher Holdings, Inc., preferred                       20            104
                                           Federal Mogul Corp.                                       3,000            129
                                       (a) Gaylord Container Corp.                                  22,500            169
                                           Global Crossing Holdings, PIK, preferred                  1,000            115
                                       (a) Guitar Center, Inc.                                       4,000             82
                                       (a) Hollywood Entertainment Corp.                             2,000             37
                                           Nextel Communications, PIK, preferred                       154            157
                                           S&P 400 Mid-Cap Depository Receipts                       3,000            207
                                       (a) SF Holdings Group, Inc.                                     770              2
                                       (a) SF Holdings Group, Inc., PIK, preferred                      11             40
                                       (a) SFX Entertainment, Inc.                                   3,000            194
                                       (a) Smurfit-Stone Container Corp                              4,000             77
                                           21st Century Telecommunications Group, Inc.,
                                             preferred                                                  56             25
                                       (a) United Rentals, Inc.                                      1,000             28
                                           Viatel, Inc., PIK, preferred                                 93             17
                                       (a) Waxman Industries, Inc.                                  18,000              7
                                           -------------------------------------------------------------------------------
                                           TOTAL COMMON AND PREFERRED STOCK--3.8%
                                           (Cost: $1,799)                                                           1,640
                                           -------------------------------------------------------------------------------
                                           TOTAL INVESTMENT PORTFOLIO--100%
                                           (Cost: $44,184)                                                        $42,894
                                           -------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Non-income producing security. In the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(b) Deferred interest obligation; currently zero coupon under terms of the initial offering.

    PIK denotes that interest or dividend is paid in kind.

Based on the cost of investments of $44,184,000 for federal income tax purposes at March 31, 1999, the gross unrealized appreciation was $1,265,000, the gross unrealized depreciation was $2,555,000 and the net unrealized depreciation on investments was $1,290,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER HIGH YIELD FUND II

PORTFOLIO OF INVESTMENTS AT MARCH 31, 1999 (UNAUDITED)
(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT OBLIGATIONS--21.7%                                                           PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT OBLIGATIONS               U.S. Treasury bonds, 15.75%, 2001                 $16,000        $20,112
                                              (Cost: $20,341)
                                              --------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    CORPORATE OBLIGATIONS--76.9%
------------------------------------------------------------------------------------------------------------------------

    BASIC INDUSTRIES--9.3%                    Allied Waste Industries, 7.625%, 2006                 520            504
                                              California Steel Corp., 8.50%, 2009                   100            101
                                              Dimac Corp., 12.50%, 2008                             600            510
                                              Doman Industries, Ltd., 8.75%, 2004                   100             65
                                              Gaylord Container Corp.
                                              9.75%, 2007                                           360            350
                                              9.875%, 2008                                          500            440
                                              Golden Northeast Aluminum, Inc., 12.00%,              420            422
                                                2006
                                              Hines Horticulture, Inc., 11.75%, 2005                550            597
                                              Huntsman Polymer Corp., 11.75%, 2004                  350            373
                                              MMI Products, Inc., 11.25%, 2007                      400            425
                                              Packaging Corporation of America, 9.625%,
                                                2009                                                200            200
                                              Plainwell, Inc., 11.00%, 2008                         400            312
                                              Renco Steel Holdings Co., 10.875%, 2005               250            217
                                              Riverwood International Corp., 10.875%, 2008        1,110          1,074
                                              Stone Container Corp., 11.50%, 2006                   630            680
                                              Tembec Industries, Inc., 8.625%, 2009                 320            325
                                              Terra Industries, Inc., 10.75%, 2003                  680            680
                                              Texas Petrochemicals Corp., 11.125%, 2006             500            470
                                              United Rentals, Inc., 9.25% 2009                      850            858
                                              -------------------------------------------------------------------------
                                                                                                                 8,603
                                          -----------------------------------------------------------------------------
------------------------------------------
    CAPITAL GOODS--9.8%                       AEP Industries, Inc., 9.875%, 2007                    650            666
                                              BE Aerospace, Inc., 9.50%, 2008                       400            425
                                              BPC Holdings Corp., 12.50%, 2006                      125            131
                                              Building Materials Corp., 8.00%, 2008                 500            492
                                              Consumers International, 10.25%, 2005                 500            526
                                              DeCrane Aircraft Holdings, Inc., 12.00%,
                                                2008                                                260            263
                                              Falcon Building Products, Inc., 9.50%, 2007           500            460
                                              Eagle-Picher Holdings, Inc., 9.375%, 2008             600            582
                                          (b) Graham Packaging Co., 10.75%, 2009                    700            490
                                              IMPAC Group, Inc., 10.125%, 2008                      500            495
                                              Integrated Electrical Services, Inc.,
                                                9.375%, 2009                                        510            521
                                              Kevco, Inc., 10.375%, 2007                            435            231
                                              L-3 Communications Corp., 10.375%, 2007
                                              Nortek, Inc., 8.875%, 2008                            900            929
                                              Printpack, Inc., 10.625%, 2006                        250            231
                                              Terex Corp., 8.875%, 2008                             600            582
                                              Transdigm, Inc., 10.375%, 2008                        950            945
                                              U.S. Can Corp., 10.125%, 2006                         100            105
                                              Werner Holdings, Inc., 10.00%, 2007                 1,000          1,001
                                              -------------------------------------------------------------------------
                                                                                                                 9,075


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL AMOUNT    VALUE
-------------------------------------------------------------------------------------------------------------------------
    COMMUNICATIONS--19.2%
                                              Allegiance Telecom, Inc.
                                          (b) 11.75%, 2008                                      $ 1,000        $   630
                                              12.875%, 2008                                         400            444
                                              American Cellular Corp., 10.50%, 2008                 810            848
                                              Centennial Cellular, 10.75%, 2008                     140            148
                                          (b) Crown Castle International Corp., 10.625%, 2007       700            483
                                              Dobson Communication Corp., 11.75%, 2007              500            534
                                              Esprit Telecom Group, PLC, 11.50%, 2007               450            477
                                              Global Crossing Holdings, Ltd., 9.625%, 2008          530            590
                                              Global Telesystems Group, 9.875%, 2005                240            239
                                          (b) ICG Holdings, Inc., 13.50%, 2005                      300            263
                                              Intermedia Communications of Florida, Inc.
                                          (b) 12.50%, 2006                                          520            447
                                              8.875%, 2007                                          500            508
                                          (b) KMC Telecom Holdings, Inc., 12.50%, 2008            1,000            543
                                              Level 3 Communications, Inc.
                                              9.125%, 2008                                        2,220          2,239
                                          (b) 10.50%, 2008                                          250            157
                                              McLeod USA, Inc., 9.25%, 2007                         900            941
                                          (b) Millicom International Cellular, S.A.,
                                              13.50%, 2006                                          560            412
                                          (b) Netia Holdings, 11.25%, 2007                          850            578
                                          (b) Nextel Communications, Inc.
                                              9.750%, 2004                                          170            177
                                              9.75%, 2007                                         1,120            823
                                              9.95%, 2008                                           100             71
                                              Nextlink Communications, Inc., 10.75%, 2008         1,000          1,075
                                              Price Communications Wireless, Inc., 9.125%, 2006   1,000          1,040
                                              Primus Telecommunications Group, Inc.
                                              11.75%, 2004                                          650            671
                                              11.25%, 2009                                          400            412
                                              Rogers Cantel Mobile Communications, Inc.,
                                                8.80%, 2007                                         500            523
                                          (b) SBA Communications Corp., 12.00%, 2008                520            322
                                          (b) Spectrasite Holdings, Inc., 12.00%, 2008              450            279
                                              Teligent, Inc., 11.50%, 2007                          500            475
                                          (b) Triton Communications, L.L.C., 11.00%, 2008           960            566
                                              Versatel Telecom, 13.25%, with warrants, 2008         250            281
                                          (b) Viatel, Inc., 12.50%, 2008                          1,000            617
                                              ---------------------------------------------------------------------------
                                                                                                                17,813
-------------------------------------------------------------------------------------------------------------------------
    CONSUMER CYCLICALS--15.5%
                                              Cinemark USA, Inc., 9.625%, 2008                      300            310
                                              Circus Circus Enterprises, Inc., 9.25%, 2005          660            691
                                              Coinmach Corp., 11.75%, 2005                          500            550
                                              Cole National Group, Inc., 8.625%, 2007               400            394
                                              Corporate Express, Inc., 4.50%, 2000                  600            531
                                              Delco Remy International, 10.625%, 2006               425            457
                                              Finlay Enterprises, Inc., 9.00%, 2008                 435            409
                                              Finlay Fine Jewelry Corp., 8.375%, 2008               170            167
                                              Forecast Group, L.P., 11.375%, 2000                   100             99
                                              Fruit of the Loom, Inc., 8.875%, 2006               1,000          1,003
                                              Galey & Lord, Inc., 9.125%, 2008                      250            194
                                              Guitar Center Management, 11.00%, 2006                122            129
                                              Harvey's Casino Resorts, 10.625%, 2006                100            106
                                              Imax Corp., 7.875%, 2005                              550            542
                                              J. Crew Group, Inc.
                                              10.375%, 2007                                         540            513
                                          (b) 13.50%, 2008                                        1,000            500

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------------
                                              Kindercare Learning Centers, Inc., 9.50%, 2009    $   590        $   594
                                              La Petite Academy, Inc., 10.00%, 2008                 800            784
                                              Lennar Corp., 7.625%, 2009                            100             98
                                              Mohegan Tribal Gaming Authority, 8.75%, 2009        1,000          1,041
                                              MTS, Inc., 9.375%, 2005                               320            304
                                              National Vision Association, Ltd., 12.75%, 2005       400            416
                                              Pamida Holdings Corp., 11.75%, 2003                 1,020            923
                                              Phillips-Van Heusen Corp., 9.50%, 2008                250            249
                                              Pillowtex Corp., 9.00%, 2007                          400            404
                                              Protection One, Inc., 8.125%, 2009                    600            606
                                              Regal Cinemas, Inc.
                                              9.50%, 2008                                           430            439
                                              8.625%, 2010                                           70             68
                                              Rio Hotel & Casino, Inc., 9.50%, 2007                 100            108
                                              Specialty Retailers, Inc.
                                              8.50%, 2005                                           430            378
                                              9.00%, 2007                                           680            530
                                          (b) Spincycle, Inc., 12.75%, 2005                         500            210
                                              Station Casinos, Inc., 10.125%, 2006                  500            532
                                              Toll Corp., 8.125%, 2009                              100            100
                                              ----------------------------------------------------------------------------
                                                                                                                14,379
--------------------------------------------------------------------------------------------------------------------------
    CONSUMER NON-CYCLICALS--6.5%              Abbey Healthcare Group, Inc., 9.50%, 2002             510            505
                                              Advantica Restaurant Group, Inc., 11.25%, 2008      1,050          1,074
                                              AFC Enterprises, Inc., 10.25%, 2007                   870            927
                                              Agrilink Foods, Inc., 11.875%, 2008                   450            484
                                          (b) ALARIS Medical Systems, Inc., 11.125%, 2008           400            240
                                              Ameriking, Inc., 10.75%, 2006                         100            106
                                              Carrols Corp., 9.50%, 2008                            785            795
                                              Krystal, Inc., 10.25%, 2007
                                          (b) Mariner Post-Acute Network, Inc.,
                                              10.50%, 2007                                          800            128
                                              Perkins Family Restaurants, L.P., 10.125%, 2007       890            957
                                              Sealy Mattress Co.
                                              9.875%, 2007                                          100             99
                                          (b) 10.875%, 2007                                         925            592
                                              Simmons Co., 10.25%, 2009                             100            103
                                              ----------------------------------------------------------------------------
                                                                                                                 6,010
--------------------------------------------------------------------------------------------------------------------------
    ENERGY--1.1%                              Forest Oil Corp., 10.50%, 2006                        400            414
                                              HS Resources, Inc., 9.25%, 2006                       100             98
                                              Pacalta Resources, Ltd., 10.75%, 2004                 100            101
                                              R&B Falcon Finance Corp.
                                              11.00%, 2006                                          120            126
                                              9.50%, 2008                                           200            174
                                              11.375%, 2009                                         120            127
                                              ----------------------------------------------------------------------------
                                                                                                                 1,040
--------------------------------------------------------------------------------------------------------------------------
    FINANCIAL--.6%                            HMH Properties, Inc., 7.875%, 2008                    600            578
                                              ----------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


--------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------------------------------------------------
    MEDIA--12.4%                              Avalon Cable Holdings, Inc.
                                              9.375%, 2008                                      $   120        $   126
                                          (b) 11.875%, 2008                                         600            392
                                              Big Flower Press Holdings, Inc., 8.875%, 2007         500            504
                                              Bresnan Communications Co., L.P.
                                              8.00%, 2009                                           100            102
                                          (b) 9.25%, 2009                                           600            405
                                          (b) Capstar Broadcasting Corp., 12.75%, 2009              300            255
                                              Chancellor Media Corp., 8.125%, 2007                  250            255
                                              Charter Communication Holdings, L.L.C.
                                              8.25%, 2007                                           880            899
                                          (b) 9.92%, 2011                                           880            568
                                              CSC Holdings, Inc., 9.25%, 2005                       400            429
                                          (b) Diamond Cable Communications, PLC,
                                              13.25%, 2004                                          450            465
                                          (b) Diva Systems Corp., 12.625%, with warrants, 2008      560            187
                                              EchoStar DBS Corp.
                                              9.25%, 2006                                           420            436
                                              9.375%, 2009                                          720            749
                                          (b) Falcon Holding Group, L.P., 9.285%, 2010            1,150            793
                                              Interep National Radio Sales, Inc., 10.00%, 2008      400            419
                                              Mediacom, L.L.C., 8.50%, 2008                         800            812
                                              Metromedia Fiber Network, Inc., 10.00%, 2008          560            602
                                              Rogers Communications, Inc., 8.875%, 2007             500            523
                                              SFX Entertainment, Inc., 9.125%, 2008               1,000          1,015
                                              Sinclair Broadcasting Group, Inc., 8.75%, 2007        500            505
                                          (b) TeleWest Communications, PLC, 11.00%, 2007            600            530
                                              Transwestern Publishing Co., L.L.C., 9.625%, 2007     500            523
                                          (b) 21st Century Telecommunications, Inc., 12.25%, 2008   140             49
                                              ----------------------------------------------------------------------------
                                                                                                                11,543
--------------------------------------------------------------------------------------------------------------------------
    TECHNOLOGY--.9%                       (b) IPC Information Systems, 10.875%, 2008                970            626
                                              PSINet, Inc.
                                                10.00%, 2005                                        120            127
                                                11.50%, 2008                                         30             34
                                              ----------------------------------------------------------------------------
                                                                                                                   787
--------------------------------------------------------------------------------------------------------------------------
    TRANSPORTATION--1.6%                      Airxcel, 11.00%, 2007                                 500            490
                                              Travelcenters America, 10.25%, 2007                   970          1,014
                                              ----------------------------------------------------------------------------
                                                                                                                 1,504
                                              ----------------------------------------------------------------------------
                                              TOTAL CORPORATE OBLIGATIONS--76.9%
                                              (Cost: $71,232)                                                   71,332
                                              ----------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
    MONEY MARKET INSTRUMENTS--1.4%        (a) Repurchase Agreement
                                                State Street Bank and Trust Company,
                                                dated 3/31/99, 4.88%, due 4/1/99
                                              (Cost: $1,340)                                      1,340          1,340
                                              ----------------------------------------------------------------------------
                                              TOTAL INVESTMENT PORTFOLIO--100%
                                              (Cost: $92,913)                                                  $92,784
                                              ----------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. The collateral is monitored daily by the fund so that its market value exceeds the carrying value of the repurchase agreement.

(b) Deferred interest obligation; currently zero coupon under terms of the initial offering.

     PIK denotes that interest or dividend is paid in kind.

Based on the cost of investments of $92,913,000 for federal income tax purposes at March 31, 1999, the gross unrealized appreciation was $1,133,000, the gross unrealized depreciation was $1,262,000 and the net unrealized depreciation on investments was $129,000.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1999 (UNAUDITED)
(IN THOUSANDS)

                                                                HIGH YIELD
                                                                OPPORTUNITY     HIGH YIELD
                                                                   FUND           FUND II
--------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------
Investments, at value (Cost: $44,184 and $92,913,
respectively)                                                     $42,894             92,784
--------------------------------------------------------------------------------------------
Cash                                                                   --                  1
--------------------------------------------------------------------------------------------
Receivable for:
  Investments sold                                                    385                471
--------------------------------------------------------------------------------------------
  Fund shares sold                                                    124              1,335
--------------------------------------------------------------------------------------------
  Interest                                                          1,003              2,617
--------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                   44,406             97,208
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
--------------------------------------------------------------------------------------------
Cash overdraft                                                      1,221                 --
--------------------------------------------------------------------------------------------
Note payable                                                        1,000                 --
--------------------------------------------------------------------------------------------
Payable for:
  Investments purchased                                               457              3,412
--------------------------------------------------------------------------------------------
  Fund shares redeemed                                                 35                 12
--------------------------------------------------------------------------------------------
  Management fee                                                       43                 --
--------------------------------------------------------------------------------------------
  Distribution services fee                                            25                 63
--------------------------------------------------------------------------------------------
  Administrative services fee                                          13                 --
--------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses               18                 40
--------------------------------------------------------------------------------------------
  Trustees' fees and other                                             13                 77
--------------------------------------------------------------------------------------------
    Total liabilities                                               2,825              3,604
--------------------------------------------------------------------------------------------
NET ASSETS                                                        $41,581             93,604
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
--------------------------------------------------------------------------------------------
Paid-in capital                                                   $43,301             93,768
--------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                  (743)               101
--------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
  Investments                                                      (1,290)              (129)
--------------------------------------------------------------------------------------------
  Futures                                                              --                 21
--------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                            313               (157)
--------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                       $41,581             93,604
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
--------------------------------------------------------------------------------------------
CLASS A SHARES
  Net assets applicable to shares outstanding                      $19,671            36,448
--------------------------------------------------------------------------------------------
  Shares outstanding                                                2,157              3,870
--------------------------------------------------------------------------------------------
  Net asset value and redemption price per share (net assets
  / shares outstanding)                                             $9.12               9.42
--------------------------------------------------------------------------------------------
  Maximum offering price per share (net asset value, plus
  4.71% of net asset value or 4.50% of offering price)              $9.55               9.86
--------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                     $17,706             42,288
--------------------------------------------------------------------------------------------
  Shares outstanding                                                1,943              4,489
--------------------------------------------------------------------------------------------
  Net asset value and redemption price (subject to
  contingent deferred sales charge) per share (net assets /
  shares outstanding)                                               $9.11               9.42
--------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                      $4,204             14,868
--------------------------------------------------------------------------------------------
  Shares outstanding                                                  461              1,578
--------------------------------------------------------------------------------------------
  Net asset value and redemption price (subject to
  contingent deferred sales charge) per share (net assets /
  shares outstanding)                                               $9.12               9.42
--------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

PERIOD ENDED MARCH 31, 1999 (UNAUDITED)
(IN THOUSANDS)

                                                                HIGH YIELD
                                                                OPPORTUNITY            HIGH YIELD
                                                                   FUND                 FUND II
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
  Dividends                                                       $   25                 1,507
-------------------------------------------------------------------------------------------------
  Interest income                                                  2,091                    --
-------------------------------------------------------------------------------------------------
    Total investment income                                        2,116                 1,507
-------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                     113                    96
-------------------------------------------------------------------------------------------------
  Distribution services fee                                           66                    65
-------------------------------------------------------------------------------------------------
  Administrative services fee                                         38                    37
-------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              37                    71
-------------------------------------------------------------------------------------------------
  Interest expense                                                    50                    --
-------------------------------------------------------------------------------------------------
  Professional fees                                                   13                     9
-------------------------------------------------------------------------------------------------
  Reports to shareholders                                              8                    20
-------------------------------------------------------------------------------------------------
  Trustees' fees and other                                            13                    34
-------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                             338                   332
-------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager               --                  (230)
-------------------------------------------------------------------------------------------------
    Total expenses after expense waiver                              338                   102
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                              1,778                 1,405
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------
  Net realized gain (loss) from:
    Investments                                                     (726)                   45
-------------------------------------------------------------------------------------------------
    Futures                                                           --                    56
-------------------------------------------------------------------------------------------------
                                                                    (726)                  101
-------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
    Investments                                                    1,495                  (129)
-------------------------------------------------------------------------------------------------
    Futures                                                           --                    21
-------------------------------------------------------------------------------------------------
                                                                   1,495                  (108)
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       769                    (7)
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $2,547                 1,398
-------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED MARCH 31, 1999 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 1998
(IN THOUSANDS)

                                                                      HIGH YIELD               HIGH YIELD
                                                                   OPPORTUNITY FUND            FUND II(A)
                                                                ----------------------         -----------
                                                                 1999            1998             1999
----------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------
  Net investment income                                         $ 1,778          1,215            1,405
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         (726)           191              101
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)            1,495         (2,785)            (108)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      2,547         (1,379)           1,398
----------------------------------------------------------------------------------------------------------
  Distribution from net investment income                        (1,529)        (1,151)          (1,562)
----------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                              (176)           (32)              --
----------------------------------------------------------------------------------------------------------
Total dividends to shareholders                                  (1,705)        (1,183)          (1,562)
----------------------------------------------------------------------------------------------------------
Net increase from capital share transactions                     14,048         29,153           93,668
----------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                     14,890         26,591           93,504
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------------------------
Beginning of period                                              26,691            100              100
----------------------------------------------------------------------------------------------------------
END OF PERIOD                                                   $41,581         26,691           93,604
----------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD            $   313             64               --
----------------------------------------------------------------------------------------------------------

(a) The High Yield Fund II commenced operations on November 30, 1998.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1
     DESCRIPTION OF THE
     FUND Kemper High Yield Opportunity Fund, a series of Kemper High Yield Series, and Kemper High Yield Fund II, a series of Kemper Income Trust, are open-end diversified management investment companies. Kemper High Yield Series and Kemper Income Trust are each organized as a business trust under the laws of Massachusetts. The High Yield Opportunity Fund and High Yield Fund II commenced operations on October 1, 1997 and November 30, 1998, respectively.

                             Each fund offers separate classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I (none sold through March 31, 1999 for Kemper High Yield Opportunity
                             Fund) shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Kemper High Yield Fund II does not currently offer I shares. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of each fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2
     SIGNIFICANT
     ACCOUNTING POLICIES     SECURITY VALUATION. Investments are stated at
                             value. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the fund, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. An exchange-traded options contract on securities, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the calculated mean.
                             Lacking any calculated mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount amortization on all fixed income securities. Realized

NOTES TO FINANCIAL STATEMENTS

                             gains and losses from investment transactions are reported on an identified cost basis.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share for each fund is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing each fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, each fund paid no federal income taxes and no federal income tax provision was required.

                             DIVIDENDS TO SHAREHOLDERS. Each fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------

3
     TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. Each fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper). The funds pays a monthly investment management fee of 1/12 of the annual rate of .65% of the first $250 million of average daily net assets declining to .49% of average daily net assets in excess of $12.5 billion. Management fees incurred for the period ended March 31, 1999 are as follows:

                             High Yield Opportunity Fund                $113,000
                             High Yield Fund II (no fee after expense
                             waiver)                                          --

                             In addition, Scudder Kemper temporarily agreed to absorb certain operating expenses of the High Yield Fund II. Under these arrangements, Scudder Kemper waived and absorbed expenses of $230,000 for the period ended March 31, 1999.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. Each fund has an underwriting and distribution services agreement with Kemper Distributions, Inc. (KDI). Underwriting commissions retained by KDI in connection with the distribution of Class A shares for the six months ended March 31, 1999 are as follows:

                                                                   COMMISSIONS
                                                                 RETAINED BY KDI
                                                                 ---------------
                             High Yield Opportunity Fund             $17,000
                             High Yield Fund II                        5,000

                             For services under the distribution services agreement, each fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges
                             (CDSC) from redemptions of

NOTES TO FINANCIAL STATEMENTS

                             Class B and Class C shares. Distribution fees and CDSC received by KDI for the six months ended March 31, 1999 are as follows:

                                                                                        DISTRIBUTION FEES
                                                                                            AND CDSC
                                                                                         RECEIVED BY KDI
                                                                                        -----------------
                             High Yield Opportunity Fund                                     $80,000
                             High Yield Fund II (after distribution expense waiver)           70,000

                             ADMINISTRATIVE SERVICES AGREEMENT. Each fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. Administrative services fees (ASF) paid for the six months ended March 31, 1999 are as follows:

                                                                                         ASF PAID BY THE
                                                                                           FUND TO KDI
                                                                                         ---------------
                             High Yield Opportunity Fund                                     $38,000
                             High Yield Fund II (no fee after expense waiver)                     --

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of each fund. Under the agreement, for the six months ended March 31, 1999, KSvC received shareholder services fees as follows:

                             High Yield Opportunity Fund                                   $23,000
                             High Yield Fund II                                                 --

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the funds are also officers or directors of Scudder Kemper. For the six months ended March 31, 1999, the funds made no payments to their officers and incurred trustees' fees to independent trustees.

                             High Yield Opportunity Fund                                   $1,000
                             High Yield Fund II                                             9,000

--------------------------------------------------------------------------------

4
     INVESTMENT
     TRANSACTIONS            For the six months ended March 31, 1999, investment
                             transactions (excluding short term instruments) are as follows (in thousands):

                                                                              HIGH YIELD       HIGH YIELD
                                                                           OPPORTUNITY FUND     FUND II
                                                                           ----------------    ----------
                             Purchases                                         $37,075          101,982
                             Proceeds from sales                                22,279           10,454

--------------------------------------------------------------------------------

5
     NOTE PAYABLE            The High Yield Opportunity Fund may borrow money
                             for leverage purposes up to a maximum of 20% of the total assets of the fund, including the amount borrowed. The note payable represents a $1,000,000 loan from Bank of America at March 31, 1999. The note bears interest at the Eurodollar Rate plus
                             .275% (5.23% at March 31, 1999) which is payable quarterly. The loan amount and rate are reset periodically under a credit facility which is available until December 18, 2000.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6
     CAPITAL SHARE
     TRANSACTIONS                 The following tables summarize the activity in
                                  capital shares of the funds: (in thousands):

                                                              SIX MONTHS ENDED                  YEAR ENDED
                                                               MARCH 31, 1999                AUGUST 31, 1998
                                  HIGH YIELD                --------------------           --------------------
                                  OPPORTUNITY               SHARES       AMOUNT            SHARES       AMOUNT
                                  -----------------------------------------------------------------------------
                                  SHARES SOLD
                                  -----------------------------------------------------------------------------
                                   Class A                   1,284       $11,521            1,905       $18,384
                                  -----------------------------------------------------------------------------
                                   Class B                     813         7,342            1,690        16,473
                                  -----------------------------------------------------------------------------
                                   Class C                     263         2,384              286         2,813
                                  -----------------------------------------------------------------------------
                                  -----------------------------------------------------------------------------
                                   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                  -----------------------------------------------------------------------------
                                   Class A                      79           715               48           462
                                  -----------------------------------------------------------------------------
                                   Class B                      61           548               41           395
                                  -----------------------------------------------------------------------------
                                   Class C                      12           110                7            70
                                  -----------------------------------------------------------------------------
                                  -----------------------------------------------------------------------------
                                   SHARES REDEEMED
                                  -----------------------------------------------------------------------------
                                   Class A                    (597)       (5,336)            (593)       (5,656)
                                  -----------------------------------------------------------------------------
                                   Class B                    (293)       (2,658)            (346)       (3,322)
                                  -----------------------------------------------------------------------------
                                   Class C                     (63)         (578)             (48)         (466)
                                  -----------------------------------------------------------------------------
                                  -----------------------------------------------------------------------------
                                   CONVERSION OF SHARES
                                  -----------------------------------------------------------------------------
                                   Class A                      13           116               14           140
                                  -----------------------------------------------------------------------------
                                   Class B                     (13)         (116)             (14)         (140)
                                  -----------------------------------------------------------------------------
                                   INCREASE FROM
                                   CAPITAL SHARE TRANSACTIONS            $14,048                        $29,153
                                  -----------------------------------------------------------------------------

                                                                                          NOVEMBER 30, 1998
                                                                                          TO MARCH 31, 1999
                                                                                         --------------------
                                  HIGH YIELD FUND II                                     SHARES       AMOUNT
                                  ---------------------------------------------------------------------------
                                  SHARES SOLD
                                  ---------------------------------------------------------------------------
                                   Class A                                               4,147        $39,132
                                  ---------------------------------------------------------------------------
                                   Class B                                               4,632         43,709
                                  ---------------------------------------------------------------------------
                                   Class C                                               1,601         15,090
                                  ---------------------------------------------------------------------------
                                   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                  ---------------------------------------------------------------------------
                                   Class A                                                  38            359
                                  ---------------------------------------------------------------------------
                                   Class B                                                  41            389
                                  ---------------------------------------------------------------------------
                                   Class C                                                  15            143
                                  ---------------------------------------------------------------------------
                                   SHARES REDEEMED
                                  ---------------------------------------------------------------------------
                                   Class A                                                (322)        (3,041)
                                  ---------------------------------------------------------------------------
                                   Class B                                                (183)        (1,724)
                                  ---------------------------------------------------------------------------
                                   Class C                                                 (41)          (389)
                                  ---------------------------------------------------------------------------
                                   CONVERSION OF SHARES
                                  ---------------------------------------------------------------------------
                                   Class A                                                   4             34
                                  ---------------------------------------------------------------------------
                                   Class B                                                  (4)           (34)
                                  ---------------------------------------------------------------------------
                                   INCREASE FROM CAPITAL
                                   SHARE TRANSACTIONS                                                 $93,668
                                  ---------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

7
     FINANCIAL FUTURES
     CONTRACTS               Kemper High Yield Fund has entered into exchange
                             traded financial futures contracts in order to help protect itself from anticipated market conditions and, as such, bears the risk that arises from entering into these contracts.

                             At the time the fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, payments are made on a daily basis between the fund and the broker as the market value of the futures contract fluctuates and are recorded for financial reporting purposes as unrealized gains or losses by the fund. At March 31, 1999, the market value of assets pledged by the fund to cover margin requirements for open futures positions was $150,000. The fund also had liquid securities in its portfolio in excess of the face amount of the following short futures position open at March 31, 1999 (in thousands:)

                                                                         FACE      EXPIRATION    UNREALIZED
                                              TYPE                      AMOUNT       MONTH          GAIN
                             ------------------------------------------------------------------------------
                             U.S. Treasury Bond                         $11,144     June '99        $21
                             ------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                 --------------------------------
                                                            CLASS A
                                                 --------------------------------
                                                 SIX MONTHS         YEAR
                                                   ENDED            ENDED
              KEMPER HIGH YIELD                  MARCH 31,      SEPTEMBER 30,
              OPPORTUNITY FUND                      1999           1998(A)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------
Net asset value, beginning of period               $8.89            9.50
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .46             .70
---------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            .23            (.60)
---------------------------------------------------------------------------------
Total from investment operations                     .69             .10
---------------------------------------------------------------------------------
Less dividends:
  Distributions from net investment income           .41             .67
---------------------------------------------------------------------------------
  Distributions from net realized gain               .05             .04
---------------------------------------------------------------------------------
Total dividends                                      .46             .71
---------------------------------------------------------------------------------
Net asset value, end of period                     $9.12            8.89
---------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       7.87%            .59
---------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS ANNUALIZED
---------------------------------------------------------------------------------
Expenses                                            1.46%           1.27
---------------------------------------------------------------------------------
Net investment income                              10.32%           8.31
---------------------------------------------------------------------------------

                                                 --------------------------------
                                                            CLASS B
                                                 --------------------------------
                                                 SIX MONTHS         YEAR
                                                   ENDED            ENDED
                                                 MARCH 31,      SEPTEMBER 30,
                                                    1999           1998(A)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------
Net asset value, beginning of period               $8.89            9.50
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .42             .63
---------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            .22            (.61)
---------------------------------------------------------------------------------
Total from investment operations                     .64             .02
---------------------------------------------------------------------------------
Less dividends:
  Distributions from net investment income           .37             .59
---------------------------------------------------------------------------------
  Distributions from net realized gain               .05             .04
---------------------------------------------------------------------------------
Total dividends                                      .42             .63
---------------------------------------------------------------------------------
Net asset value, end of period                     $9.11            8.89
---------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       7.32%           (.18)
---------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------
Expenses                                            2.28%           2.03
---------------------------------------------------------------------------------
Net investment income                               9.50%           7.55
---------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                 --------------------------------
                                                            CLASS C
                                                 --------------------------------
                                                 SIX MONTHS         YEAR
                                                   ENDED            ENDED
                                                 MARCH 31,      SEPTEMBER 30,
                                                    1999           1998(A)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------
Net asset value, beginning of period               $8.89             9.50
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .40              .62
---------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            .25             (.60)
---------------------------------------------------------------------------------
Total from investment operations                     .65              .02
---------------------------------------------------------------------------------
Less dividends:
  Distributions from net investment income           .37              .59
---------------------------------------------------------------------------------
  Distributions from net realized gain               .05              .04
---------------------------------------------------------------------------------
Total dividends                                      .42              .63
---------------------------------------------------------------------------------
Net asset value, end of period                     $9.12             8.89
---------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       7.43%            (.18)
---------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------
Expenses                                            2.26%            2.03
---------------------------------------------------------------------------------
Net investment income                               9.52%            7.55
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------
                                                 SIX MONTHS         YEAR
                                                   ENDED            ENDED
                                                 MARCH 31,      SEPTEMBER 30,
                                                    1999           1998(A)
---------------------------------------------------------------------------------
Net assets at end of period (in thousands)        $41,581          26,691
---------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                  148%            169
---------------------------------------------------------------------------------

(a) Commencement of operations on October 1, 1997

FINANCIAL HIGHLIGHTS

KEMPER HIGH YIELD FUND II                SIX MONTHS ENDED MARCH 31, 1999(B)

                                                  -------------------  -------------------  -------------------
                                                        CLASS A              CLASS B              CLASS C
------------------------------------------------  -------------------  -------------------  -------------------
        PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $9.50                 9.50                 9.50
------------------------------------------------  -------------------  -------------------  -------------------
Income from investment operations:
  Net investment income                                    .28                  .25                  .25
------------------------------------------------  -------------------  -------------------  -------------------
  Net realized and unrealized loss                        (.07)                (.06)                (.06)
------------------------------------------------  -------------------  -------------------  -------------------
Total from investment operations                           .21                  .19                  .19
------------------------------------------------  -------------------  -------------------  -------------------
Less distributions from net investment income              .29                  .27                  .27
------------------------------------------------  -------------------  -------------------  -------------------
Net asset value, end of period                           $9.42                 9.42                 9.42
------------------------------------------------  ------------------   ------------------   ------------------
TOTAL RETURN (NOT ANNUALIZED)                             2.28%                2.03                 2.03
------------------------------------------------  -------------------  -------------------  -------------------
   RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------  -------------------  -------------------  -------------------
Expenses                                                   .25%                1.00                 1.00
------------------------------------------------  -------------------  -------------------  -------------------
Net investment income                                     9.97%                9.22                 9.22
------------------------------------------------  -------------------  -------------------  -------------------
------------------------------------------------  -------------------  -------------------  -------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------  -------------------  -------------------  -------------------
Expenses                                                  1.80%                2.54                 2.65
------------------------------------------------  -------------------  -------------------  -------------------
Net investment income                                     8.42%                7.68                 7.57
------------------------------------------------  -------------------  -------------------  -------------------

---------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                                      $93,604
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                                                  76%
---------------------------------------------------------------------------------------------------------------

(b) Commencement of operations on November 30, 1998. Scudder Kemper Investments, Inc. has agreed to temporarily waive its management fee and absorb certain operating expenses of the fund. The other ratios to average net assets are computed without this expense waiver or absorption.

NOTE FOR BOTH FUNDS: Total return does not reflect the effect of any sales charges. Data for the period ended March 31, 1999 is unaudited.

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held and adjourned to January 15, 1999. Kemper High Yield Opportunity Fund shareholders were asked to vote on two separate issues: approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc., and to modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. The following are the results.

1) Approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. This item was approved.

                           For     Against   Abstain
                        1,830,416   17,729   72,206

2) To modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. These items were approved.

   Investment objectives

                           For     Against   Abstain
                        1,427,638   47,853   145,800

   Investment policies

                           For     Against   Abstain
                        1,427,432   48,059   145,800

   Diversification

                           For     Against   Abstain
                        1,426,180   49,310   145,800

   Borrowing

                           For     Against   Abstain
                        1,426,180   49,310   145,800

   Senior securities

                           For     Against   Abstain
                        1,427,716   47,774   145,800

   Concentration

                           For     Against   Abstain
                        1,427,716   47,774   145,800

   Underwriting of securities

                           For     Against   Abstain
                        1,427,716   47,774   145,800

   Investment in real estate

                           For     Against   Abstain
                        1,427,716   47,774   145,800

   Purchase of commodities

                           For     Against   Abstain
                        1,427,716   47,774   145,800

   Lending

                           For     Against   Abstain
                        1,427,716   47,774   145,800

   Margin purchases and short sales

                           For     Against   Abstain
                        1,420,368   55,122   145,800

TRUSTEES AND OFFICERS

TRUSTEES                          OFFICERS

DANIEL PIERCE                     MARK S. CASADY
Chairman and Trustee              President

LEWIS A. BURNHAM                  PHILIP J. COLLORA
Trustee                           Vice President and
                                  Secretary
DONALD L. DUNAWAY
Trustee                           JOHN R. HEBBLE
                                  Treasurer
ROBERT B. HOFFMAN
Trustee                           ANN M. MCCREARY
                                  Vice President
DONALD R. JONES
Trustee                           MICHAEL A. MCNAMARA
                                  Vice President
THOMAS W. LITTAUER
Trustee and Vice President        KATHRYN L. QUIRK
                                  Vice President
SHIRLEY D. PETERSON
Trustee                           ROBERT C. PECK, JR.
                                  Vice President
WILLIAM P. SOMMERS
Trustee                           HARRY E. RESIS, JR.
                                  Vice President

                                  LINDA J. WONDRACK
                                  Vice President

                                  MAUREEN E. KANE
                                  Assistant Secretary

                                  CAROLINE PEARSON
                                  Assistant Secretary

                                  ELIZABETH C. WERTH
                                  Assistant Secretary

                                  BRENDA LYONS
                                  Assistant Treasurer


 .............................................................................................
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
 .............................................................................................
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         P.O. Box 419557
                                      Kansas City, MO 64141
 .............................................................................................
CUSTODIAN AND                         STATE STREET BANK AND TRUST COMPANY
TRANSFER AGENT                        225 Franklin Street
                                      Boston, MA 02109
                                      INVESTORS FIDUCIARY TRUST COMPANY
                                      801 Pennsylvania Avenue
                                      Kansas City, MO 64105
 .............................................................................................
PRINCIPAL UNDERWRITER                 KEMPER DISTRIBUTORS, INC.
                                      222 South Riverside Plaza  Chicago, IL 60606
                                      www.kemper.com

[KEMPER FUNDS LOGO]
Printed on recycled paper.
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

This report is not to be distributed
unless preceded or accompanied by a
Kemper Fixed Income Fund prospectus.

KHYFS - 3 (5/24/99) 1074020
Printed in the U.S.A.



                                                             [KEMPER FUNDS LOGO]